CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents and restricted cash

	December 31,	December 31,
	2022	2021

Restricted cash	2,443,249	1,400,988
Cash and cash equivalents	16,816,684	19,683,619
	19,259,933	21,084,607

Schedule of cash and cash equivalents and restricted cash denominated in foreign currency

	December 31,	December 31,
	2022	2021

RMB	17,843,469	19,498,843
USD	1,378,559	1,566,024
HKD	12,517	11,562
EUR	1,989	1,957
Others	23,399	6,221
	19,259,933	21,084,607